Significant Accounting Policies - Schedule Of Property And Equipment Estimated Useful Life (Details)	12 Months Ended
Dec. 31, 2021
Computer Hardware and Software
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	7 years
Warehouse Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	15 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	Shorter of the estimated useful life or lease term